Convertible bonds (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Defined Benefit Plan Disclosure [Line Items]
Total bonds payable	$ 6,440,000	¥ 43,862,196
Investor [Member]
Defined Benefit Plan Disclosure [Line Items]
Total bonds payable	$ 6,440,000	¥ 43,862,196	¥ 45,265,472